TRADE RECEIVABLES, NET (Details)									6 Months Ended
	Jun. 25, 2025 SGD ($)	Jun. 05, 2025 SGD ($)	Jun. 02, 2025 SGD ($)	Jun. 19, 2024	Apr. 01, 2023	Mar. 21, 2023	Feb. 22, 2023 SGD ($)	Nov. 22, 2022 SGD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Jul. 05, 2023 SGD ($)
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								90.00%
Percentage of discount charge fee				7.70%	7.00%	7.00%	7.00%
Percentage of service fee					0.35%	0.35%	0.35%
Additional increase		$ 250,000
Furthuer increased	$ 1,500,000		$ 400,000
Further decreased		$ 250,000
Recourse liability									$ 4,378,250				$ 4,423,508
Fee amount									$ 168,640		$ 232,386
Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds								$ 1,300,000						$ 250,000
Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds								$ 1,750,000
YY Circle (SG) Pte Ltd [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								80.00%
Limited funds							$ 500,000
YY Circle (SG) Pte Ltd [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds														250,000
YY Circle (SG) Pte Ltd [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Limited funds							$ 500,000							$ 500,000
ARF (Bulk)-EFS Trade facility [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Maximum exposure to credit risk												$ 7,000,000
Aggregate debtor advance limit												$ 3,000,000
Maximum advance payment, rate									80.00%			80.00%
Bank's Cost of Funds percentage									3.00%			3.00%
Monthly service charge										$ 1,000
Trade Receivables [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Recourse liability									$ 4,378,250				$ 4,423,508
Trade Receivables [Member] | Bottom of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								75.00%
Limited funds								$ 1,200,000
Trade Receivables [Member] | Top of range [Member]
TRADE RECEIVABLES, NET (Details) [Line Items]
Percentage of trade receivable								85.00%
Limited funds								$ 1,750,000